Schedule of Property, Plant and Equipment (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	16,309,134
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	9,234,551
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,074,583
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,950,446
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,273,546
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	676,900
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	126,751
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	159,501
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,324
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	695,182
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	291,317
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	403,865
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	687,260
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	594,929
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	92,331
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,324,461
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	2,066,545
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	257,916
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	22,688,209
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	13,588,963
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	9,099,246
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	15,917,608
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,739,219
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,178,389
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,238,488
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	693,456
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	86,857
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	199,395
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,277
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	584
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	695,182
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	237,054
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	458,128
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	681,926
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	573,822
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	108,104
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,277,183
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	2,014,052
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	263,131
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	22,225,569
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	12,890,769
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	9,334,800